Average Annual Total Returns - Brighthouse Asset Allocation 20 Portfolio	Apr. 30, 2021
Dow Jones Conservative Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	8.05%
5 Years	4.80%
10 Years	3.92%
Class A
Average Annual Return:
1 Year	9.70%
5 Years	6.15%
10 Years	5.25%
Class B
Average Annual Return:
1 Year	9.52%
5 Years	5.90%
10 Years	4.98%